Vanguard® Emerging Markets Select Stock Fund
Schedule of Investments (unaudited)
As of January 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (92.8%)
Brazil (7.4%)
	Vale SA Class B ADR	718,774	11,608
	Petroleo Brasileiro SA ADR (XNYS)	850,447	8,547
	Ambev SA	2,769,066	7,647
	Cia Energetica de Minas Gerais Preference	2,083,680	5,218
	Banco Bradesco SA ADR	1,094,021	4,967
	Itau Unibanco Holding SA Preference	946,072	4,900
	Itau Unibanco Holding SA ADR	868,465	4,533
*	Light SA	887,014	3,333
	Petroleo Brasileiro SA	566,417	2,829
	B3 SA - Brasil Bolsa Balcao	242,700	2,653
*	B2w Cia Digital	147,800	2,224
	Petroleo Brasileiro SA ADR Preference	181,211	1,772
	Cia de Saneamento Basico do Estado de Sao Paulo	157,100	1,174
	Magazine Luiza SA	252,760	1,167
	Petrobras Distribuidora SA	200,998	855
	Lojas Renner SA	87,907	666
	Notre Dame Intermedica Participacoes SA	35,513	613
	Raia Drogasil SA	116,845	532
	Cia Hering	167,349	528
	BR Properties SA	234,929	387
	Gerdau SA Preference	90,200	383
	Hypera SA	53,700	317
	Cia de Saneamento do Parana	78,241	312
			67,165
Canada (0.7%)
	First Quantum Minerals Ltd.	180,143	3,001
	Lundin Mining Corp.	268,500	2,394
*	Parex Resources Inc.	44,225	669
*	Valeura Energy Inc.	264,800	105
			6,169
China (26.9%)
	Tencent Holdings Ltd.	529,672	47,196
*	Alibaba Group Holding Ltd.	852,213	27,045
	Ping An Insurance Group Co. of China Ltd. Class H	1,306,308	15,385
*	Alibaba Group Holding Ltd. ADR	45,917	11,655
	China Merchants Bank Co. Ltd. Class H	1,197,468	9,170
	China Construction Bank Corp. Class H	10,799,206	8,179
*	Meituan Class B	171,000	7,885
	Geely Automobile Holdings Ltd.	1,704,000	6,177
	China Longyuan Power Group Corp. Ltd. Class H	4,168,784	6,102
	Industrial & Commercial Bank of China Ltd. Class H	8,258,843	5,268
	China Resources Power Holdings Co. Ltd.	3,894,000	4,109

		Shares	Market Value ($000)
*	Tencent Music Entertainment Group ADR	150,591	4,006
[1]	WuXi AppTec Co. Ltd. Class H	161,610	3,844
*	Zai Lab Ltd. ADR	21,712	3,475
	Shimao Group Holdings Ltd.	1,196,065	3,458
	Ping An Bank Co. Ltd. Class A (XSHE)	921,191	3,285
*	Kingsoft Cloud Holdings Ltd. ADR	60,424	3,037
	Contemporary Amperex Technology Co. Ltd. Class A	55,400	2,998
	Dongfeng Motor Group Co. Ltd. Class H	2,990,000	2,945
[1]	Pharmaron Beijing Co. Ltd. Class H	139,389	2,671
	Anhui Conch Cement Co. Ltd. Class H	441,000	2,605
	Kweichow Moutai Co. Ltd. Class A	6,900	2,255
	Shenzhou International Group Holdings Ltd.	114,700	2,237
*	JD.com Inc. Class A	49,756	2,206
*	Yatsen Holding Ltd. ADR	110,591	2,122
*	Haier Smart Home Co. Ltd. Class H	512,000	2,120
*	Lufax Holding Ltd. ADR	123,684	1,972
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	60,191	1,895
	China Oilfield Services Ltd. Class H	1,680,857	1,851
	Weichai Power Co. Ltd. Class H	605,000	1,784
	Suofeiya Home Collection Co. Ltd. Class A	354,790	1,739
*,1	Shimao Services Holdings Ltd.	969,607	1,706
	China Life Insurance Co. Ltd. Class H	790,351	1,679
*	Estun Automation Co. Ltd. Class A (XSEC)	318,800	1,666
	Gree Electric Appliances Inc. of Zhuhai Class A	190,300	1,651
	Ping An Bank Co. Ltd. Class A	447,783	1,597
	Kingboard Holdings Ltd.	375,617	1,531
*,1	Wuxi Biologics Cayman Inc.	102,997	1,442
	Hengan International Group Co. Ltd.	198,000	1,416
	China Gas Holdings Ltd.	400,717	1,410
*	Dada Nexus Ltd. ADR	33,707	1,393
	Midea Group Co. Ltd. Class A	92,386	1,373
	Li Ning Co. Ltd.	214,000	1,333
*	KE Holdings Inc. ADR	22,358	1,321
	Luxshare Precision Industry Co. Ltd. Class A	161,276	1,315
	ENN Energy Holdings Ltd.	82,742	1,276
*	JW Cayman Therapeutics Co. Ltd.	294,074	1,270
*	Kingdee International Software Group Co. Ltd.	309,000	1,238
*	Grand Baoxin Auto Group Ltd.	11,434,500	1,207
[1]	Longfor Group Holdings Ltd.	198,000	1,115
[1]	CSC Financial Co. Ltd. Class H	753,957	1,102
	Jiangsu Hengrui Medicine Co. Ltd. Class A	67,560	1,081
	Brilliance China Automotive Holdings Ltd.	1,182,000	924
*	Yihai International Holding Ltd.	55,106	905
*	Kuaishou Technology	57,800	857
	Gree Electric Appliances Inc. of Zhuhai Class A (XSHE)	97,400	845
	China Tourism Group Duty Free Corp. Ltd. Class A	18,296	829
*,1	China Yangtze Power Co. Ltd. GDR	27,471	819
	Venustech Group Inc. Class A	158,600	810
*,1	Innovent Biologics Inc.	61,817	703
	Wuliangye Yibin Co. Ltd. Class A	15,600	701
	China Dongxiang Group Co. Ltd.	6,914,000	685
	CIFI Holdings Group Co. Ltd.	834,569	684
	Glodon Co. Ltd. Class A (XSHE)	52,700	675
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	9,500	657
*	Kangji Medical Holdings Ltd.	411,973	605
	Proya Cosmetics Co. Ltd. Class A	20,300	583
*	Estun Automation Co. Ltd. Class A	88,400	462
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	24,865	353

		Shares	Market Value ($000)
*,1	Hangzhou Tigermed Consulting Co. Ltd. Class H	15,200	334
	Amoy Diagnostics Co. Ltd. Class A	28,908	333
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	20,900	328
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSHE)	9,500	299
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A (XSHE)	21,100	299
*	Zai Lab Ltd.	1,865	296
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	153,769	287
	Yifeng Pharmacy Chain Co. Ltd. Class A	13,900	218
	China National Accord Medicines Corp. Ltd. Class A	36,600	217
*,1	JW Cayman Therapeutics Co. Ltd (XHKG)	31,500	151
	Glodon Co. Ltd. Class A	10,100	129
	Suofeiya Home Collection Co. Ltd. Class A (XSHE)	14,500	71
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	700	48
*,2	China Traditional Chinese Medicine Holdings Co. Ltd.	65,873	36
*,1	China Yangtze Power Co. Ltd. GDR (XLON)	826	25
	Amoy Diagnostics Co. Ltd. Class A (XSHE)	2,200	25
	China National Accord Medicines Corp. Ltd. Class A (XSHE)	2,900	17
*,2	Tianhe Chemicals Group Ltd.	4,142,000	—
			245,008
Czech Republic (0.5%)
	CEZ AS	161,149	3,864
*	Komercni banka AS	37,448	1,137
			5,001
Greece (0.3%)
*	Alpha Bank AE	1,786,339	1,616
	Hellenic Telecommunications Organization SA	73,136	1,063
*	Bank of Cyprus Holdings plc	449,055	418
			3,097
Hong Kong (4.5%)
*	Galaxy Entertainment Group Ltd.	1,431,000	10,797
	Lenovo Group Ltd.	5,602,000	6,520
	AIA Group Ltd.	420,685	5,072
*	Yue Yuen Industrial Holdings Ltd.	1,863,500	4,054
	Pacific Basin Shipping Ltd.	17,752,975	3,081
*	Sands China Ltd.	445,600	1,770
*	BeiGene Ltd. ADR	4,821	1,543
	Precision Tsugami China Corp. Ltd.	1,196,381	1,327
	Orient Overseas International Ltd.	130,000	1,111
	VTech Holdings Ltd.	135,900	1,086
	Minth Group Ltd.	202,000	922
*	MMG Ltd.	1,806,500	696
	Want Want China Holdings Ltd.	954,733	686
	Kerry Properties Ltd.	217,161	562
*,1	ESR Cayman Ltd.	152,731	544
*	Cathay Pacific Airways Ltd.	702,000	540
*,1	Everest Medicines Ltd.	42,800	465
			40,776
Hungary (0.8%)
*	OTP Bank Nyrt	162,190	7,395
India (7.7%)
	Reliance Industries Ltd.	405,837	10,213
	Housing Development Finance Corp. Ltd.	166,847	5,425
	Aurobindo Pharma Ltd.	410,833	5,080
*	ICICI Bank Ltd. ADR	332,446	5,020
*	ICICI Bank Ltd.	660,271	4,880
	Larsen & Toubro Ltd.	234,717	4,279

		Shares	Market Value ($000)
*	Axis Bank Ltd.	411,612	3,730
*	State Bank of India	929,622	3,586
	Bharti Airtel Ltd.	415,481	3,147
	UltraTech Cement Ltd.	39,485	2,875
	NTPC Ltd.	2,189,517	2,663
	Tata Consultancy Services Ltd.	52,990	2,255
	Tech Mahindra Ltd.	144,318	1,895
*,1	ICICI Prudential Life Insurance Co. Ltd.	263,821	1,736
*	Tube Investments of India Ltd.	146,348	1,558
*,1	HDFC Life Insurance Co. Ltd.	131,154	1,217
	Hindustan Unilever Ltd.	38,418	1,189
	Maruti Suzuki India Ltd.	11,689	1,152
	Mahindra & Mahindra Ltd.	111,063	1,138
	Glenmark Pharmaceuticals Ltd.	156,123	1,006
*	Kotak Mahindra Bank Ltd.	40,058	938
	Asian Paints Ltd.	25,161	829
	Dabur India Ltd.	114,998	810
*,1	ICICI Lombard General Insurance Co. Ltd.	43,907	791
	Power Grid Corp. of India Ltd.	307,041	775
	Indraprastha Gas Ltd.	106,387	750
	Indian Railway Catering & Tourism Corp. Ltd.	27,061	539
	Apollo Hospitals Enterprise Ltd.	13,372	469
			69,945
Indonesia (1.5%)
	Bank Rakyat Indonesia Persero Tbk PT	19,233,300	5,702
	Bank Mandiri Persero Tbk PT	6,701,000	3,135
	Semen Indonesia Persero Tbk PT	3,783,800	2,851
	Bank Central Asia Tbk PT	837,960	2,016
*	Mitra Adiperkasa Tbk PT	6,233,100	341
	Unilever Indonesia Tbk PT	369,802	182
			14,227
Japan (0.2%)
	Murata Manufacturing Co. Ltd.	13,200	1,268
	Nexon Co. Ltd.	16,034	486
*	Universal Entertainment Corp.	17,200	394
			2,148
Kazakhstan (0.1%)
*	Kaspi.KZ JSC GDR (Registered)	11,207	706
	NAC Kazatomprom JSC GDR	14,382	248
			954
Kenya (0.1%)
*	Equity Group Holdings plc	2,245,543	743
Malaysia (0.2%)
	Genting Malaysia Bhd.	2,443,700	1,484
Mexico (1.4%)
*	Cemex SAB de CV ADR	768,530	4,404
*	Grupo Financiero Banorte SAB de CV Class O	707,363	3,505
	America Movil SAB de CV Class L ADR	138,160	1,825
	America Movil SAB de CV Series L	1,553,759	1,036
	Wal-Mart de Mexico SAB de CV	333,000	948
*	Regional SAB de CV	145,500	595
	Grupo Mexico SAB de CV Series B	117,445	503
	Corp. Inmobiliaria Vesta SAB de CV	218,357	412
			13,228

		Shares	Market Value ($000)
Netherlands (0.2%)
	ASML Holding NV	2,779	1,484
*	InPost SA	14,032	337
			1,821
Pakistan (0.1%)
*	United Bank Ltd.	994,488	849
Philippines (0.1%)
	Bdo Unibank Inc.	369,505	772
	Ayala Land Inc.	716,132	559
			1,331
Poland (0.4%)
*,1	Allegro.eu SA	128,791	2,522
*	KGHM Polska Miedz SA	26,451	1,331
			3,853
Portugal (0.1%)
	Jeronimo Martins SGPS SA	34,135	558
Romania (0.1%)
	Banca Transilvania SA	1,805,122	1,028
Russia (5.2%)
	LUKOIL PJSC ADR	201,946	14,293
	Sberbank of Russia PJSC ADR (XLON)	743,677	10,196
	MMC Norilsk Nickel PJSC ADR	270,000	8,669
	Rosneft Oil Co. PJSC (Registered) GDR	1,172,171	7,233
	Sberbank of Russia PJSC	421,359	1,429
	Magnit PJSC GDR (Registered)	69,384	1,031
	Sberbank of Russia PJSC ADR	73,890	1,011
	Mobile TeleSystems PJSC ADR	108,415	976
*	Moscow Exchange MICEX-RTS PJSC	443,090	916
*	Inter Rao Ues PJSC	11,588,101	799
	MMC Norilsk Nickel PJSC	1,822	586
	Magnit PJSC	5,669	367
			47,506
Singapore (0.7%)
	Wilmar International Ltd.	1,534,100	6,072
	Thai Beverage PCL	933,600	578
*	Ezion Holdings Ltd. Warrants Exp. 4/16/23	2,242,476	—
			6,650
South Africa (2.6%)
	Naspers Ltd. Class N	21,821	5,048
	AngloGold Ashanti Ltd. ADR	185,857	4,360
*	Sasol Ltd.	362,392	3,906
*	FirstRand Ltd.	675,276	2,121
	Shoprite Holdings Ltd.	226,498	2,093
	Reunert Ltd.	607,574	1,530
	Gold Fields Ltd.	111,287	1,043
*	Old Mutual Ltd. (XZIM)	965,279	825
	Ninety One plc	181,586	580
*	Rand Merchant Investment Holdings Ltd.	283,282	563
	Sibanye Stillwater Ltd.	138,708	527
	Impala Platinum Holdings Ltd.	31,337	423
*	Harmony Gold Mining Co. Ltd.	74,603	331
			23,350
South Korea (6.8%)
	Samsung Electronics Co. Ltd.	182,721	13,358

		Shares	Market Value ($000)
	SK Hynix Inc.	67,636	7,385
	LG Chem Ltd.	7,767	6,335
	POSCO	26,636	5,847
	Samsung SDI Co. Ltd.	8,722	5,698
	Samsung Electronics Co. Ltd. Preference	54,356	3,545
*	Hankook Tire & Technology Co. Ltd.	95,998	3,519
*	DB Insurance Co. Ltd.	106,920	3,515
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	24,760	2,074
	Hana Financial Group Inc.	68,675	2,002
	Shinhan Financial Group Co. Ltd.	66,550	1,825
	Hyundai Motor Co.	8,773	1,789
	NAVER Corp.	5,629	1,718
	KB Financial Group Inc.	32,680	1,180
*	Koh Young Technology Inc.	11,419	1,093
*	Doosan Bobcat Inc.	28,570	770
			61,653
Taiwan (13.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,766,522	58,466
	MediaTek Inc.	478,313	14,939
	Hon Hai Precision Industry Co. Ltd.	2,846,685	11,322
	Lite-On Technology Corp.	2,337,000	4,577
	ASE Technology Holding Co. Ltd.	1,077,000	3,546
	Catcher Technology Co. Ltd.	500,000	3,526
	Delta Electronics Inc.	300,000	3,020
	Globalwafers Co. Ltd.	115,428	2,536
	Largan Precision Co. Ltd.	21,000	2,198
	Airtac International Group	51,885	1,846
	Sino-American Silicon Products Inc.	328,673	1,771
	Compal Electronics Inc.	2,308,000	1,765
	Formosa Sumco Technology Corp.	377,780	1,725
	Realtek Semiconductor Corp.	105,585	1,698
	Accton Technology Corp.	164,682	1,581
	President Chain Store Corp.	123,000	1,172
	Poya International Co. Ltd.	55,000	1,136
	Chroma ATE Inc.	157,196	1,056
	E.Sun Financial Holding Co. Ltd.	1,163,528	981
	Advantech Co. Ltd.	55,000	678
			119,539
Thailand (2.0%)
	Siam Commercial Bank PCL NVDR	1,785,600	5,597
	Charoen Pokphand Foods PCL	4,970,600	4,515
*	Kasikornbank PCL NVDR	637,335	2,691
*	Bangkok Bank PCL NVDR	469,100	1,771
*	Kasikornbank PCL	316,800	1,337
*	CP ALL PCL	663,300	1,266
*	Bangkok Bank PCL (Registered)	215,800	815
	PTT PCL	56,241	71
			18,063
Turkey (1.1%)
	Ford Otomotiv Sanayi AS	234,694	4,600
*	Akbank TAS	2,608,802	2,257
*	Turkiye Petrol Rafinerileri AS	137,373	1,857
	Eregli Demir ve Celik Fabrikalari TAS	550,419	1,076
			9,790
United Arab Emirates (0.5%)
	Abu Dhabi Commercial Bank PJSC	2,436,016	4,258

		Shares	Market Value ($000)
United Kingdom (1.6%)
*	Standard Chartered plc	914,940	5,536
	Antofagasta plc	262,207	5,114
	Polymetal International plc	83,711	1,807
	Anglo American plc	25,420	836
*,1	Network International Holdings plc	86,449	403
*	Coca-Cola HBC AG	11,320	334
	Hikma Pharmaceuticals plc	9,712	319
	Ferrexpo plc	67,978	262
			14,611
United States (5.8%)
*	Trip.com Group Ltd. ADR	291,506	9,279
*	MercadoLibre Inc.	4,424	7,872
*	Baidu Inc. ADR	31,483	7,399
	Cognizant Technology Solutions Corp. Class A	59,118	4,608
*	Flex Ltd.	241,216	4,255
[3,4]	Vanguard FTSE Emerging Markets ETF	80,292	4,149
	Credicorp Ltd.	17,843	2,682
*,4	Azul SA ADR	114,133	2,505
*	Ozon Holdings plc ADR	45,260	2,188
*	Afya Ltd. Class A	86,154	1,913
*	Sea Ltd. ADR	6,809	1,476
*	Copa Holdings SA Class A	19,048	1,474
*	TAL Education Group ADR	12,692	976
*	New Oriental Education & Technology Group Inc. ADR	4,908	822
*	Yandex NV Class A	11,982	751
*,1	3SBio Inc.	699,500	650
*	New Frontier Health Corp.	26,769	228
*	Chindata Group Holdings ADR	10,215	170
			53,397
Vietnam (0.1%)
*,1	Vinhomes JSC	226,040	917
Total Common Stocks (Cost $644,119)			846,514
Temporary Cash Investments (7.4%)
Money Market Fund (7.3%)
[5,6]	Vanguard Market Liquidity Fund, 0.107%	667,161	66,716

		Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.1%)
[7]	U.S. Treasury Bill, 0.116%, 2/16/21	926	926
Total Temporary Cash Investments (Cost $67,638)			67,642
Total Investments (100.2%) (Cost $711,757)			914,156
Other Assets and Liabilities—Net (-0.2%)			(2,147)
Net Assets (100%)			912,009
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate value was $23,157,000, representing 2.5% of net assets.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,356,000.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $5,665,000 was received for securities on loan.
7	Securities with a value of $926,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	March 2021	755	50,060	(446)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open forward currency contracts at January 31, 2021.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	139,309	650	—	139,959
Common Stocks—Other	51,993	654,526	36	706,555
Temporary Cash Investments	66,716	926	—	67,642
Total	258,018	656,102	36	914,156
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1,322	—	—	1,322
1	Represents variation margin on the last day of the reporting period.
F.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2021 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	1,306	8,167	5,545	185	36	10	—	4,149
Vanguard Market Liquidity Fund	37,445	NA1	NA1	—	—	14	—	66,716
Total	38,751			185	36	24	—	70,865
1	Not applicable—purchases and sales are for temporary cash investment purposes.